Other Assets (Tables)	12 Months Ended
May 29, 2011
Other Assets
Components Of Other Assets

(in millions)	May 29, 2011	May 30, 2010
Trust-owned life insurance	$ 67.5	$ 52.8
Capitalized software costs, net	23.8	23.6
Liquor licenses	43.7	42.3
Acquired below-market leases, net	16.7	18.9
Loan costs, net	12.2	14.3
Marketable securities	18.4	31.7
Miscellaneous	27.4	27.3
Total other assets	$209.7	$210.9